Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
REVENUES	$ 424,690	$ 348,664	$ 325,791
COST OF REVENUES	101,810	89,910	85,721
GROSS MARGIN	322,880	258,754	240,070
EXPENSES
Sales and marketing	46,895	38,785	40,389
Research and development	62,570	54,066	53,513
General and administrative	44,454	36,267	34,628
Other charges (Note 20)	6,428	2,335	3,797
Amortization of intangible assets	59,099	55,905	55,485
Operating Expenses, Total	219,446	187,358	187,812
INCOME FROM OPERATIONS	103,434	71,396	52,258
INTEREST EXPENSE	(1,123)	(1,186)	(4,416)
INVESTMENT INCOME	299	159	193
INCOME BEFORE INCOME TAXES	102,610	70,369	48,035
INCOME TAX EXPENSE (Note 18)
Current	14,814	3,746	5,295
Deferred	1,514	14,523	5,743
Income Tax Expense (Benefit), Total	16,328	18,269	11,038
NET INCOME	$ 86,282	$ 52,100	$ 36,997
EARNINGS PER SHARE (Note 16)
Basic (in dollars per share)	$ 1.02	$ 0.62	$ 0.45
Diluted (in dollars per share)	$ 1.00	$ 0.61	$ 0.45
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	84,591	84,360	81,659
Diluted (in shares)	86,200	85,756	82,867